                                            SEMIANNUAL REPORT
                                            JUNE 30, 2002

PRUDENTIAL
TOTAL RETURN BOND FUND, INC.

FUND TYPE
Taxable bond

OBJECTIVE
Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                 PRUDENTIAL (LOGO)

Prudential Total Return Bond Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Total Return Bond Fund, Inc.
(the Fund) seeks total return through a mix of current income and capital appreciation as determined by the Fund's investment adviser. This means we allocate assets primarily among debt securities, including
U.S. government securities, mortgage-related securities, corporate debt securities, and foreign securities (mainly government). The
Fund may invest up to 50% of its assets in noninvestment-grade securities having a rating not lower than CCC--also known as high-yield debt securities or "junk bonds."
There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of
total investments* as of 6/30/02
    45.8%   U.S. Corporate Bonds
    31.6    Mortgage-Backed Securities
     9.6    Foreign Corporate Bonds
     4.8    Foreign Gov't Securities
     3.7    U.S. Treasury Securities
     2.8    Asset-Backed Securities
     1.7    Cash & Equivalents

Credit Quality

Expressed as a percentage of
total investments* as of 6/30/02
    35.4%   U.S. Government & Agency
     8.1    AAA
     2.1    AA
    11.2    A
    35.4    BBB
     4.7    BB
     1.3    B
     0.1    CCC
     1.7    Cash & Equivalents

Ten Largest Long-Term Issuers

Expressed as a percentage of
total investments* as of 6/30/02
    25.4%   Federal National Mortgage Assoc.
     3.1    Government National Mortgage Assoc.
     2.2    United States Treasury Notes
     1.8    Tele-Communications, Inc.
     1.7    Niagara Mohawk Power Corp.
     1.7    News America, Inc.
     1.5    International Paper Co.
     1.5    Citibank Credit Card, Master Trust I
     1.4    MBNA Master Credit Card Trust II
     1.3    United States Treasury Strips

Holdings are subject to change.

*Excludes cash received as a result of securities on loan.

                              www.prudential.com       (800) 225-1852

Semiannual Report    June 30, 2002

Cumulative Total Returns1                              As of 6/30/02

                                     Six Months  One Year    Five Years       Since Inception2
Class A                                  1.13%    2.80%    27.06%  (26.54)    68.46%   (67.23)
Class B                                  0.79     2.18     23.62   (23.13)    61.44    (60.27)
Class C                                  0.90     2.30     23.94   (23.44)    61.84    (60.66)
Class Z                                  1.25     2.96     28.46   (28.46)    41.56    (41.56)
Lipper General Bond Funds Avg.3          1.83     4.84          5.11                ***
Lehman Brothers Aggregate Bond Index4    3.79     8.63          7.57               ****

Average Annual Total Returns1                                As of 6/30/02

              One Year     Five Years     Since Inception2
    Class A    -1.32%    4.05%   (3.97)    6.64%  (6.54)
    Class B    -2.67     4.18    (4.09)    6.62   (6.52)
    Class C     0.32     4.18    (4.09)    6.51   (6.41)
    Class Z     2.96     5.14    (5.14)    6.19   (6.19)

Distributions and Yields                                    As of 6/30/02

                  Total Distributions    30-Day
                  Paid for Six Months    SEC Yield
    Class A              $0.34             5.58%
    Class B              $0.30             5.05
    Class C              $0.31             5.25
    Class Z              $0.36             6.07

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc.
The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1%
respectively for the first six years.
Approximately seven years after purchase,
Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class
Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
Without waiver of fees and/or expense
subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates:
Class A, B, and C, 1/10/95; Class Z,
9/16/96. 3The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, and since inception periods in the Lipper General Bond Funds category. Funds in the Lipper General Bond
Funds Average do not have any quality or maturity restrictions. They tend to keep the bulk of their assets in corporate and government debt issues. 4The Lehman Brothers
Aggregate Bond Index (the Index) is an
unmanaged index of investment-grade
securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity.
The Index gives a broad look at how short- and intermediate-term bonds have performed.

Investors cannot invest directly in an
index.

The returns for the Lipper Average and
Lehman Brothers Aggregate Bond Index would be lower if they included the effect of sales charges or taxes.

 ***Lipper Since Inception returns are 70.45% for Class A, B, and C, and 38.21% for Class
    Z, based on all funds in each share class.
****Lehman Brothers Aggregate Bond Index
    Since Inception returns are 82.33% for Class
    A, B, and C, and 52.96% for Class Z, based on all funds in each share class.

PRUDENTIAL (LOGO)               August 15, 2002

DEAR SHAREHOLDER,
The reporting period for the Prudential
Total Return Bond Fund, Inc.--the six
months ended June 30, 2002--was a time of significant change in the U.S. economy and the financial markets. The economy grew rapidly as it emerged from its first recession in a decade. However, the Federal
Reserve (the Fed) left short-term interest rates near record lows for the first half of 2002 as the economic recovery slowed and accounting scandals and bankruptcies at high-profile corporations in the United
States roiled financial markets.

In this environment characterized by
investor pessimism and distrust, demand
increased for U.S. Treasuries and other
high-quality bonds, but declined for riskier assets such as stocks and low-quality bonds.
This flight- to-quality trend affected the Fund's performance. During our reporting period, the Fund's shares provided a lower return than the Lehman Brothers Aggregate
Bond Index (the Index) and the average
return of their peers, as represented by the Lipper General Bond Fund Average.

The Fund's management team explains
developments in the fixed income markets and the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Prudential Total Return Bond Fund, Inc.

Prudential Total Return Bond Fund, Inc.

Semiannual Report    June 30, 2002

Investment Adviser's Report

U.S. CORPORATE BOND MARKETS SEVERELY TESTED
After generating a double-digit return in 2001, the high-grade U.S. corporate bond market faced a more challenging environment in the first half of 2002. The U.S. economy expanded at an annualized 5% in the first three months of the year even as concerns about weak corporate earnings continued.
Improving economic conditions increased the likelihood that the Fed might soon raise short-term rates to prevent the economy from growing too rapidly and boosting inflation.
Expectations of tighter monetary policy put downward pressure on bond prices, which move inversely to rates.

As the year progressed, investor focus
shifted from the economic recovery, which slowed in the second quarter of 2002, to reports of corporate malfeasance at firms such as WorldCom and Adelphia
Communications. In some cases, news of
accounting improprieties at a single company traumatized entire sectors in both the high grade and high yield corporate bond markets because investors did not believe problems were isolated. Although many investment-grade corporate bonds outperformed comparable U.S. Treasuries in the second quarter of 2002, it seemed the corporate bonds that performed poorly were the most noted. Many of the hardest-hit investment-grade corporate bonds were downgraded to "junk bond" status. These so-called "fallen angels" suffered substantial price declines and weighed heavily on the high yield corporate bond market in the first half of 2002.

TELECOM, CABLE, AND UTILITIES SECTORS IN CRISIS...
Some bonds whose values fell sharply were clustered in the telecommunications, cable, and utilities sectors. During our reporting period, the Fund's exposure to high-grade and high yield telecom bonds hurt its performance relative to the Index and its Lipper Average. Among its holdings were bonds of WorldCom, Qwest Communications,
AT&T, and Nextel Communications. The telecom industry has struggled with overcapacity built up in the 1990s when there was an abundance of capital to finance the construction of fiber optic networks. News that WorldCom had inflated its profits by billions of

Prudential Total Return Bond Fund, Inc.

Semiannual Report    June 30, 2002

dollars dealt another blow to the industry.
We sold the Fund's WorldCom and Nextel bonds in the second quarter of 2002 and cut its position in AT&T and Qwest bonds. After our reporting period, WorldCom filed for the largest bankruptcy in U.S. history.

In the high yield cable sector, the Fund's exposure to Adelphia Communi-cations bonds also hurt its relative performance during our reporting period. We sold its Adelphia bonds in the second quarter of 2002. Bond investors have historically viewed the cable industry favorably due to its stable cash flows. This perception was shaken by the bankruptcy of Adelphia, which spread gloom throughout the sector. Adelphia said that it had overstated its revenue and subscriber data. Moreover, Adelphia's founder and certain members of his family were charged with misusing company monies.

The utility sector suffered from low
electricity prices and lingering contagion from Enron Corporation, the energy-trading firm that went bankrupt in late 2001. The
Fund had a modest exposure to bonds of
energy providers Calpine and Mirant whose price declines detracted from its relative performance during our reporting period.

....BUT SOME CORPORATE SECTORS PERFORMED WELL
While the telecom, cable, and utilities
sectors were in turmoil, other sectors of the high grade and high yield corporate bond markets generated positive returns during our reporting period. Among these were the automotive, healthcare, homebuilding, and gaming sectors. The Fund holdings in these sectors included bonds of General Motors
Acceptance Corporation, Columbia/HCA
Healthcare, D.R. Horton, and Park Place
Entertainment.

FLIGHT TO SAFETY AIDS MORTGAGES, U.S. TREASURIES
Turning from corporate bonds, the Fund
benefited from holding mortgage-backed
securities, which rose to more than 30% of
its total investments as of June 30, 2002,
from roughly 13% as of December 31, 2001.
Mortgage-backed issues performed well as
they were viewed as an alternative
investment to the volatile corporate bond
market. The search for safe havens also led
www.prudential.com    (800) 225-1852

investors to Treasuries, that, along with mortgage-backed issues, outperformed the investment-grade and high yield corporate bond markets for the first half of 2002, based on Lehman Brothers indexes. We took profits on some of the Fund's Treasuries during our reporting period.

Outside of the United States, the negative effects of political volatility in Brazil spread beyond that nation's bonds and infected other emerging markets debt issues.
However, the Fund holds South Korean bank bonds and Russian government bonds that performed well amid a stabilizing banking environment in South Korea and a solid macroeconomic climate in Russia.

LOOKING AHEAD
Our corporate bond market strategy is
cautious. We believe performance near term will hinge more on avoiding the next loser than on owning the next winner. Bonds of some strong firms in vulnerable market sectors may be oversold, while bonds in some of the better-performing sectors could pose undue risk as they have become very expensive. Clearly the need to scrutinize company fundamentals and rotate between market sectors on a timely basis will continue to drive returns. Current bond market volatility calls for holding smaller positions of individual debt securities and for greater diversification within portfolios in general.

Although we continue to favor mortgage-
backed securities, they have appreciated in value, and prepayments could rise if the drop in interest rates this year prompts an increasing number of homeowners to refinance their mortgages. Nevertheless, we plan to maintain the Fund's considerable exposure to mortgage-backed securities, as many of the positive factors supporting them remain in place.

Prudential Total Return Bond Fund Management Team

                                                SEMIANNUAL REPORT
                                                JUNE 30, 2002


PRUDENTIAL
TOTAL RETURN BOND FUND, INC.


                                                FINANCIAL STATEMENTS

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited)

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  93.0%
-------------------------------------------------------------------------------------
Asset Backed Securities  2.8%
Aaa         $    5,000(a)    Citibank Credit Card, Master Trust I,
                              Ser. 1999-5, Class A,
                              6.10%, 5/15/08                       $    5,237,500
Aaa              4,700       MBNA Master Credit Card Trust II,
                              Ser. 1999-B, Class A,
                              5.90%, 8/15/11                            4,919,566
                                                                   --------------
                             Total asset backed securities             10,157,066
                                                                   --------------
-------------------------------------------------------------------------------------
Domestic Corporate Bonds  40.6%
B1                 600       AK Steel Corp., Sr. Notes,
                              9.125%, 12/15/06                            627,360
                             Allied Waste North America, Inc.,
                              Sr. Notes, Ser. B,
Ba3                615       7.375%, 1/1/04                               596,550
Ba3                125(b)    8.50%, 12/1/08                               120,625
Baa2               800       Amerada Hess Corp., Notes,
                              5.30%, 8/15/04                              821,392
Ba3                250(b)    American Axle & Manufacturing,
                              Inc.,
                              Sr. Sub. Notes,
                              9.75%, 3/1/09                               265,000
B1                 860       AMR Corp. , Debs.,
                              10.00%, 4/15/21                             780,707
B2                 150       Applied Extrusion Technologies,
                              Inc.,
                              Sr. Sec'd. Notes, Ser. B,
                              10.75%, 7/1/11                              135,000
Baa2             2,000       AT&T Corp., Sr. Notes,
                              8.00%, 11/15/31                           1,570,000
Baa2               500       AT&T Wireless Services, Inc.,
                              Notes,
                              8.125%, 5/1/12                              407,719
Baa1             2,750       Bank United Corp., Sub. Notes.,
                              8.875%, 5/1/07                            3,159,970
Aa2              1,500       Bell Telephone Co., Debs.,
                              8.35%, 12/15/30                           1,596,360

    See Notes to Financial Statements                                      7

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
Baa2        $    2,000       BJ Services Co., Notes, Ser. B,
                              7.00%, 2/1/06                        $    2,116,040
Baa3             1,200       Boise Cascade Corp., Notes,
                              7.50%, 2/1/08                             1,231,644
                             Calenergy, Inc., Sr. Notes,
Baa3             2,000       6.96%, 9/15/03                             2,070,180
Baa3             2,000       7.23%, 9/15/05                             2,100,820
B1               2,345       Calpine Corp., Sr. Notes,
                              10.50%, 5/15/06                           1,758,750
Baa1             2,000       Carolina Power & Light Co.,
                              Med. Term Notes, Ser. D,
                              6.65%, 4/1/08                             2,099,520
B2                 645       Charter Communications Holdings
                              LLC,
                              Sr, Notes,
                              10.00%, 5/15/11                             435,375
Aa2              1,400(b)    Citigroup, Inc., Sub. Notes,
                              6.625%, 6/15/32                           1,357,748
Baa3             1,000       Clear Channel Communications, Inc.,
                              Sr. Notes,
                              7.25%, 9/15/03                            1,008,880
B3               1,200       CMS Energy Corp., Notes,
                              8.375%, 7/1/03                              912,000
Baa2               500       Coastal Corp., Notes,
                              7.50%, 8/15/06                              500,470
                             Columbia/HCA Healthcare Corp.,
                              Notes,
Ba1                650       6.91%, 6/15/05                               678,188
Ba1              3,000       7.125%, 6/1/06                             3,146,583
Baa1             3,500       Commonwealth Edison Co., Notes,
                              7.625%, 1/15/07                           3,822,700
Baa1               875       Conoco Funding Co., Notes,
                              5.45%, 10/15/06                             896,752
                             Continental Airlines, Inc.,
                              Sr. Notes,
B3                 100       8.00%, 12/15/05                               88,000
                             Pass Through Trust,
                              Ser. 2000-1, Class A-1
Baa1               661       8.048%, 11/1/20                              684,773

    8                                      See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
Baa2        $    1,000       Coors Brewing Co., Notes,
                              6.375%, 5/15/12                      $    1,028,999
                             CSC Holdings, Inc., Sr. Notes,
Ba2                900       7.25%, 7/15/08                               712,971
Ba2                650(b)    7.625%, 4/1/11                               522,977
Ba1                470       D.R. Horton, Inc., Sr. Notes,
                              7.875%, 8/15/11                             458,250
                             Delta Air Lines, Inc.,
                              Med. Term Notes, Ser. C,
Ba3                675       6.65%, 3/15/04                               653,285
                             Debs.,
Ba3                500       9.75%, 5/15/21                               486,894
Baa2             2,000       Dominion Fiber Ventures LLC,
                              Sr. Sec'd. Notes,
                              7.05%, 3/15/05                            1,930,000
Baa2             2,000       Duke Energy Field Services LLC,
                              Notes,
                              7.50%, 8/16/05                            2,108,600
Baa2             1,300       Electric Lightwave, Inc., Notes,
                              6.05%, 5/15/04                            1,222,000
Baa2               500       Energy East Corp., Notes,
                              6.75%, 6/15/12                              511,820
                             ERP Operating L.P., Notes,
A3                 375       7.10%, 6/23/04                               395,617
Baa1             1,200       6.63%, 4/13/15                             1,239,600
Baa2             3,000       FirstEnergy Corp., Notes, Ser. B,
                              6.45%, 11/15/11                           2,871,060
                             Ford Motor Credit Co., Notes,
A3               1,950       7.375%, 2/1/11                             1,972,172
A3                 940       7.25%, 10/25/11                              944,508
Baa1             1,108       Fox Family Worldwide, Inc.,
                              Sr. Disc. Notes,
                              10.25%, 11/1/07                           1,181,902
Aaa              3,000       General Electric Capital Corp.,
                              Med. Term Notes, Ser. A,
                              6.00%, 6/15/12                            3,010,290
A2               2,380(b)    General Motors Acceptance Corp.,
                              Notes,
                              6.875%, 9/15/11                           2,362,904

    See Notes to Financial Statements                                      9

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
Ba1         $    1,000       Georgia Pacific Corp., Debs.,
                              7.70%, 6/15/15                       $      870,410
Ba1                160       Harrah's Operating Co., Inc., Gtd.
                              Notes,
                              7.875%, 12/15/05                            164,400
Ba1                750       HEALTHSOUTH Corp., Notes,
                              7.625%, 6/1/12                              742,964
Ba3                750       Host Marriott Corp.,
                              Sr. Sec'd Notes, Ser. B,
                              7.875%, 8/1/08                              714,375
A3               1,000       Ingersoll-Rand Co., Notes,
                              5.80%, 6/1/04                             1,034,900
Baa2             5,000       International Paper Co., Notes,
                              8.00%, 7/8/03                             5,242,425
                             ITT Corp.,
                              Notes,
Ba1              2,000       6.75%, 11/15/03                            2,005,000
                             Debs.,
Ba1                390       7.375%, 11/15/15                             357,373
A3                 500       John Deere Capital Corp., Notes,
                              7.00%, 3/15/12                              534,740
A2               3,000       Johnson Controls, Inc., Notes,
                              5.00%, 11/15/06                           3,008,100
Baa2             1,500       Kerr-McGee Corp., Notes,
                              5.875%, 9/15/06                           1,543,950
A2               2,750(b)    Kraft Foods, Inc., Notes,
                              6.25%, 6/1/12                             2,820,317
Ba1                785       Lear Corp., Sr. Notes, Ser. B,
                              7.96%, 5/15/05                              800,700
A2               1,175       Lehman Brothers Holdings, Inc.,
                              Notes,
                              6.625%, 2/15/06                           1,239,778
Ba3                695       Lyondell Chemical Co.,
                              Sr. Sec'd. Notes, Ser. A,
                              9.625%, 5/1/07                              663,725

    10                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
Ba1         $    1,750       Mirant Americas Generation LLC,
                              Sr. Notes,
                              9.125%, 5/1/31                       $    1,251,250
Caa1               550       Motors & Gears, Inc.,
                              Sr. Notes, Ser. D,
                              10.75%, 11/15/06                            525,250
Ba1                330       Navistar International Corp.,
                              Sr. Notes, Ser. B,
                             9.375%, 6/1/06                               339,900
Baa3             6,000       News America, Inc., Gtd. Notes,
                              6.703%, 5/21/34                           6,201,180
                             Niagara Mohawk Power Corp.,
                              First Mtg. Bonds,
Baa2             2,000       7.375%, 8/1/03                             2,088,460
Baa2             2,000       8.00%, 6/1/04                              2,151,080
                             Nisource Finance Corp., Gtd. Notes,
Baa3               200       7.625%, 11/15/05                             201,712
Baa3             1,400       7.875%, 11/15/10                           1,443,022
Baa3               940       NRG Northeast Generating LLC,
                              Sr. Sec'd. Notes, Ser. A-1,
                              8.065%, 12/15/04                            940,702
Ba1              1,245       Orion Power Holdings, Inc., Sr.
                              Notes,
                              12.00%, 5/1/10                            1,045,800
B3                 500(e)    Pacific Gas & Electric Co.,
                              First Mtg. Bonds, Ser. 93C,
                              6.25%, 8/1/03                               495,000
Baa3             1,759       Pactiv Corp., Debs.,
                              8.125%, 6/15/17                           2,002,328
                             Park Place Entertainment Corp.,
                              Sr. Sub. Notes,
Ba2              1,310       7.875%, 12/15/05                           1,313,275
Ba2                480       7.875%, 3/15/10                              476,400
Ba1                540       Parker & Parsley Petroleum Co.,
                              Sr. Notes,
                              8.875%, 4/15/05                             557,550
Ba2                900       Pennzoil-Quaker State Co., Debs.,
                              7.375%, 4/1/29                              963,135

    See Notes to Financial Statements                                     11

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
A1          $      230       Pharmacia Corp., Debs.,
                              6.50%, 12/1/18                       $      231,484
Ba1              3,500       Pinnacle One Partners L.P., Sr.
                              Notes,
                              8.83%, 8/15/04                            3,482,500
A3               2,000       Popular North America, Inc.,
                              Med. Term Notes, Ser. E, F.R.N.,
                              3.63%, 10/15/03                           2,022,724
Baa1             2,000       Progress Energy, Inc., Sr. Notes,
                              6.55%, 3/1/04                             2,081,460
Baa3             2,000       Quest Diagnostics, Inc., Sr. Notes,
                              6.75%, 7/12/06                            2,095,002
B2               1,870       Qwest Communications Int'l, Inc.,
                              Sr. Notes, Ser. B,
                              7.50%, 11/1/08                            1,131,350
Ba3              2,400(b)    Qwest Corp., Notes,
                              8.875%, 3/15/12                           2,136,000
Baa2             1,700       Regency Centers L.P., Gtd. Notes,
                              6.75%, 1/15/12                            1,738,151
A3               1,500       Rockwell International Corp.,
                              Debs.,
                              5.20%, 1/15/98                            1,028,685
Baa3             1,010       Seagull Energy Corp., Sr. Notes,
                              7.875%, 8/1/03                            1,011,262
Ba3              2,000       Southern California Edison Co.,
                              Notes,
                              6.375%, 1/15/06                           1,890,000
                             Sprint Capital Corp., Notes,
Baa3             3,100       8.375%, 3/15/12                            2,542,000
Baa3               200       8.75%, 3/15/32                               152,000
                             Tele-Communications, Inc.,
                              Notes,
Baa2             3,000       6.875%, 2/15/06                            2,848,440
                             Debs,
Baa2             1,500       10.125%, 4/15/22                           1,530,570
                             Telecomunica de Puerto Rico, Inc.,
                              Sr. Notes,
Baa1             1,800       6.65%, 5/15/06                             1,824,282
Baa1             1,500       6.80%, 6/15/09                             1,411,746
Baa1             1,000       Tennessee Gas Pipeline Co., Notes,
                              8.375%, 6/15/32                           1,021,370

    12                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
A3          $      750       Tosco Corp., Notes,
                              7.25%, 1/1/07                        $      816,893
Ba1                735       Tricon Global Restaurants, Inc.,
                              Sr. Notes,
                              8.875%, 4/15/11                             779,100
                             TRW, Inc., Notes,
Baa2             1,000       8.75%, 5/15/06                             1,106,260
Baa2               700       7.125%, 6/1/09                               742,909
Baa3               800       Tyson Foods, Inc., Notes,
                              8.25%, 10/1/11                              882,604
Ba1                330       Unisys Corp., Sr. Notes,
                              8.125%, 6/1/06                              323,400
Caa1               585       United Air Lines, Inc., Debs.,
                              Ser. A,
                              10.67%, 5/1/04                              438,750
Ba1                800       Waste Management, Inc.,
                              Sr. Notes,
                              7.75%, 5/15/32                              802,632
Baa3             4,000       WCG Note Trust, Sr. Sec'd. Notes,
                              8.25%, 3/15/04                            3,700,000
                             Weyerhaeuser Co.,
                              Notes,
Baa2             1,200       6.125%, 3/15/07                            1,234,560
                             Debs.,
Baa2             1,000       7.375%, 3/15/32                            1,012,430
Baa2             2,000       World Color Press, Inc., Sr. Sub.
                              Notes,
                              7.75%, 2/15/09                            2,052,586
B1                 490(b)    Xerox Corp., Sr. Notes,
                              9.75%, 1/15/09                              406,700
                                                                   --------------
                             Total domestic corporate bonds           146,820,006
                                                                   --------------
---------------------------------------------------------------------------------
Foreign Corporate Bonds(d)  8.6%
Aa1              1,500       African Development Bank (Ivory
                              Coast), Sub. Notes,
                              6.875%, 10/15/15                          1,612,395
Aa3              1,500       Barclays Bank PLC (United Kingdom),
                              Bonds,
                              7.375%, 6/15/49                           1,611,792

    See Notes to Financial Statements                                     13

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
Ba1         $    1,900       Cemex S.A. (Mexico), Notes,
                              9.625%, 10/1/09                      $    2,090,000
                             Cho Hung Bank (Korea), Sub. Notes,
Baa3               615       11.50%, 4/1/10                               706,450
Baa3             1,500       11.875%, 4/1/10                            1,726,800
Baa3             1,000       Falconbridge Ltd. (Canada), Notes,
                              7.35%, 6/5/12                             1,028,613
A2               2,000       HSBC Capital Funding, L.P.
                              (Channel Islands), Gtd. Notes,
                              10.176%, 12/29/49                         2,554,040
A1                 125       Hydro-Quebec (Canada), Debs., Ser.
                              IU,
                              7.50%, 4/1/16                               143,829
Baa3             2,000       KPN N.V.(Netherlands), Sr. Notes,
                              7.50%, 10/1/05                            2,053,620
A1               1,200       National Australia Bank, Ltd.
                              (Australia), Sub. Notes.,
                              6.40%, 12/10/07                           1,216,896
Ba3                550(b)    Nortel Networks, Ltd. (Canada),
                              Notes,
                              6.125%, 2/15/06                             313,500
Baa1             1,000       PCCW-HKTC Capital Ltd. (Hong Kong),
                              Gtd. Notes,
                              7.75%, 11/15/11                           1,008,119
Baa1             3,600       Pemex Finance, Ltd. (Mexico),
                              Notes,
                              9.14%, 8/15/04                            3,813,264
Baa1             1,700(b)    Petroleos Mexicanos (Mexico),
                              Notes, Ser. P,
                              9.50%, 9/15/27                            1,844,500
Baa1             1,530       Petronas Capital Ltd. (Malaysia),
                              Gtd. Notes,
                              7.00%, 5/22/12                            1,552,708
B2                 100       Quebecor Media, Inc. (Canada),
                              Sr. Notes,
                              11.125%, 7/15/11                             98,500
Baa3             2,000       Rogers Cablesystems, Ltd. (Canada),
                              Sr. Sec'd Notes, Ser. B,
                              10.00%, 3/15/05                           2,080,000

    14                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
Ba3         $      625       Stena AB (Sweden), Sr. Notes,
                              8.75%, 6/15/07                       $      606,250
A3                 500       Telefonos de Mexico S.A. (Mexico),
                              Sr. Notes,
                              8.25%, 1/26/06                              510,000
A3               3,500       Thomson Corp. (Canada), Notes,
                              6.20%, 1/5/12                             3,506,202
Baa2               560       United News & Media PLC
                              (United Kingdom), Notes,
                              7.25%, 7/1/04                               576,352
Ba2                565       Western Oil Sands, Inc. (Canada),
                              Sr. Sec'd. Notes,
                              8.375%, 5/1/12                              566,413
                                                                   --------------
                             Total foreign corporate bonds             31,220,243
                                                                   --------------
-------------------------------------------------------------------------------------
Foreign Government Securities  4.9%
                             Government of Canada, Bonds,
Aaa         CAD  5,290       6.00%, 6/1/11                              3,616,300
Aaa              5,924       5.75%, 6/1/29                              3,861,967
Baa3        $      549(d)    Republic of Croatia, Debs., F.R.N.,
                              2.875%, 7/31/06                             548,082
                             Republic of Germany, Bonds,
Aaa         EUR  3,578       4.50%, 7/4/09                              3,470,549
Aaa              5,037       5.25%, 1/4/11                              5,088,588
Ba3         $      850(d)    Republic of Russia, Bonds,
                              10.00%, 6/26/07                             905,250
                                                                   --------------
                             Total foreign government securities       17,490,736
                                                                   --------------
-------------------------------------------------------------------------------------
Mortgage Backed Securities  31.6%
                             Federal Home Loan Mortgage Corp.,
                 3,010(b)    5.75%, 1/15/12                             3,092,504
                             Federal National Mortgage
                              Association,
                   494       5.50%, 1/1/17                                494,867
                   996       5.50%, 2/1/17                                997,726
                   499       5.50%, 3/1/17                                499,007

    See Notes to Financial Statements                                     15

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
            $    1,974       5.50%, 4/1/17                         $    1,977,407
                   995       5.50%, 5/1/17                                996,766
                 7,000(f)    6.00%, 12/1/99                             6,982,500
                 8,000(f)    6.00%, 12/1/99                             8,157,440
                 2,810(b)    6.125%, 3/15/12                            2,973,598
                43,000(f)    6.50%, 12/1/99                            43,914,160
                32,000(f)    7.00%, 12/1/99                            33,177,280
                11,000       Government National Mortgage
                              Association,
                              6.50%, 12/15/99                          11,220,000
                                                                   --------------
                             Total mortgage backed securities         114,483,255
                                                                   --------------
-------------------------------------------------------------------------------------
U.S. Treasury Securities  4.5%
                    55       United States Treasury Bonds,
                              5.375%, 2/15/31                              53,857
                             United States Treasury Notes,
                   175       3.375%, 4/30/04                              176,846
                 7,980       4.375%, 5/15/07                            8,090,515
                 2,900       4.875%, 2/15/12                            2,907,134
                   300       5.625%, 5/15/08                              320,202
                 8,540(b)    United States Treasury Strips,
                              Zero Coupon, 2/15/13                      4,843,888
                                                                   --------------
                             Total U.S. treasury securities            16,392,442
                                                                   --------------
                             Total long-term investments
                              (cost $334,464,940)                     336,563,748
                                                                   --------------
SHORT-TERM INVESTMENTS  44.1%
-------------------------------------------------------------------------------------
Domestic Corporate Bonds  5.3%
Baa1               800       Duke Realty L.P., Sr. Notes,
                              7.30%, 6/30/03                              830,710
Baa3             1,500       Fred Meyer, Inc., Notes,
                              7.15%, 3/1/03                             1,530,930
Baa3             3,000       Limestone Electron Trust,
                              Sr. Sec'd. Notes,
                              8.625%, 3/15/03                           2,927,172
Ba1              1,000       Navistar International Corp.,
                              Sr. Notes,
                              7.00%, 2/1/03                               996,250

    16                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

            Principal
Moody's     Amount
Rating      (000)            Description                           Value (Note 1)
---------------------------------------------------------------------------------------
Baa2        $    2,000       Niagara Mohawk Power Corp.,
                              First Mtg. Bonds,
                              6.875%, 4/1/03                       $    2,057,960
Baa1             4,300       PHH Corp., Med. Term Notes,
                              8.125%, 2/3/03                            4,343,000
Baa3             3,000       Raytheon Co., Notes,
                              7.90%, 3/1/03                             3,070,440
Baa2             2,000       Tele-Communications, Inc., Notes,
                              8.25%, 1/15/03                            1,960,060
Ba1              1,440       Waste Management, Inc., Notes,
                             6.625%, 7/15/02                            1,442,268
                                                                   --------------
                                                                       19,158,790
                                                                   --------------
-------------------------------------------------------------------------------------
Foreign Corporate Bonds(d)  0.8%
                             Tyco International Group S.A.
                              (Luxembourg), Gtd. Notes,
Ba2              3,000       6.875%, 9/5/02                             2,955,000
                                                                   --------------

Money Market Fund  38.0%                              Shares
------------------------------------------------------------------------------------------
Prudential Core Investment Fund-
 Taxable Money Market Series (Note 3)                 137,373,737(c)      137,373,737
                                                                       --------------
Total short-term investments
 (cost $159,672,987)                                                      159,487,527
                                                                       --------------
Total Investments before Short Sales  137.1%
 (cost $494,137,927; Note 5)                                              496,051,275
                                                                       --------------

Principal
Amount
(000)         Description
-----------------------------------------------------------------------------------------
Investments Sold Short(g)  (0.8)%
$   (2,900)   United States Treasury Notes,
               (proceeds $2,863,297)                                 $   (2,907,134)
                                                                     --------------
              Total Investments, Net of Short Sales  136.3%
               (cost $491,274,630)                                      493,144,141
              Liabilities in excess of other assets  (36.3%)           (131,198,632)
                                                                     --------------
              Net Assets  100%                                       $  361,945,509
                                                                     --------------
                                                                     --------------

    See Notes to Financial Statements                                     17

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

AB--Aktiebolag (Swedish Company).
F.R.N.--Floating Rate Note.
LLC--Limited Liability Company.
L.P.--Limited Partnership.
N.V.--Naamloze Vennootschap (Dutch Company).
PLC--Public Limited Company (British Company).
S.A.-- Sociedad Anonima (Spanish Corporation).
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
(a) Portion of security segregated as collateral for financial futures contracts
(b) Portion of security on loan, see Note 4.
(c) Represents security, or portion thereof, purchased with cash collateral received for securities on loan; see Note 4.
(d) US$ denominated foreign bonds.
(e) Represents issuer in default on interest payments; non-income producing security.
(f) Partial principal amount pledged as collateral for mortgage dollar roll.
(g) Non-income producing security.

    18                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other liabilities shown as a percentage of net assets as of June 30, 2002 was as follows:
Money Market...........................................................   38.0%
Mortgage Backed Securities.............................................   31.6
Electric & Related.....................................................    9.7
Foreign Corporate Bonds................................................    9.4
Financial Services.....................................................    6.2
Oil & Gas Exploration & Production.....................................    6.0
Foreign Government Bonds...............................................    4.9
U.S. Government Securities.............................................    4.5
Telecommunications.....................................................    3.9
Media..................................................................    2.9
Asset Backed Securities................................................    2.8
Paper & Packaging......................................................    2.6
Cable..................................................................    2.2
Healthcare.............................................................    2.0
General Industries.....................................................    1.7
Food & Beverage........................................................    1.5
Lodging................................................................    1.3
Automotive.............................................................    1.2
Transportation.........................................................    0.9
Aerospace..............................................................    0.8
Environmental..........................................................    0.8
Real Estate............................................................    0.7
Gaming.................................................................    0.5
Grocery Stores.........................................................    0.4
Chemicals..............................................................    0.2
Metals.................................................................    0.2
Technology.............................................................    0.1
Pharmaceutical.........................................................    0.1
Investments Sold Short.................................................   (0.8)
Liabilities in excess of other assets..................................  (36.3)
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     19

       Prudential Total Return Bond Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                    June 30, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $494,137,927)                           $ 496,051,275
Foreign currency (cost $536)                                                  530
Cash                                                                       61,363
Receivable for investments sold                                        72,258,495
Dividends and interest receivable                                       4,959,163
Receivable for Fund shares sold                                         1,619,604
Receivable for securities lending income                                   52,526
Due from broker-variation margin                                            2,515
Other assets                                                                1,907
Unrealized appreciation forward currency contracts                          1,762
                                                                    -------------
      Total assets                                                    575,009,140
                                                                    -------------
LIABILITIES
Payable for investments purchased                                     183,654,125
Payable to broker collateral for securities on loan (Note 4)           24,214,011
Investments sold short, at value (proceeds $2,863,297)                  2,907,134
Payable for Fund shares reacquired                                        706,090
Dividends payable                                                         498,797
Unrealized depreciation on forward currency contracts                     388,607
Accrued expenses                                                          220,306
Distribution fee payable                                                  191,674
Management fee payable                                                    148,169
Interest payable for short sale                                            53,532
Securities lending rebate payable                                          47,562
Deferred director's fees payable                                           33,624
                                                                    -------------
      Total liabilities                                               213,063,631
                                                                    -------------
NET ASSETS                                                          $ 361,945,509
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Common stock, at par                                             $      29,228
   Paid-in capital in excess of par                                   388,980,232
                                                                    -------------
                                                                      389,009,460
   Overdistribution of net investment income                              (88,857)
   Accumulated net realized loss on investments and foreign
      currencies                                                      (28,717,427)
   Net unrealized appreciation on investments, financial
      futures and foreign currencies                                    1,742,333
                                                                    -------------
Net assets, June 30, 2002                                           $ 361,945,509
                                                                    -------------
                                                                    -------------

    20                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    June 30, 2002
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($97,953,719 /
      7,909,366 shares of common stock issued and outstanding)             $12.38
   Maximum sales charge (4% of offering price)                                .52
                                                                    -------------
   Maximum offering price to public                                        $12.90
                                                                    -------------
                                                                    -------------
Class B:
   Net asset value, offering price and redemption price per share
      ($193,017,949 / 15,585,015 shares of common stock issued
      and outstanding)                                                     $12.38
                                                                    -------------
                                                                    -------------
Class C:
   Net asset value and redemption price per share ($19,515,490 /
      1,575,777 shares of common stock issued and outstanding)             $12.38
   Sales charge (1% of offering price)                                        .13
                                                                    -------------
   Offering price to public                                                $12.51
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($51,458,351 / 4,158,175 shares of common stock issued and
      outstanding)                                                         $12.38
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     21

       Prudential Total Return Bond Fund, Inc.
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                          $11,833,057
   Income from securities loaned (net of rebate)                         103,637
                                                                    -------------
   Total income                                                       11,936,694
                                                                    -------------
Expenses
   Management fee                                                        867,178
   Distribution fee--Class A                                             114,877
   Distribution fee--Class B                                             951,674
   Distribution fee--Class C                                              67,597
   Transfer agent's fees and expenses                                    345,000
   Reports to shareholders                                               111,000
   Custodian's fees and expenses                                          85,000
   Registration fees                                                      38,000
   Legal fees and expenses                                                22,000
   Audit fee                                                              16,000
   Directors' fees                                                         7,000
   Miscellaneous                                                           6,135
                                                                    -------------
      Total expenses                                                   2,631,461
                                                                    -------------
Net investment income                                                  9,305,233
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                            (4,084,127)
   Financial futures transactions                                       (436,255)
   Foreign currency transactions                                        (630,576)
   Short sales                                                            13,638
                                                                    -------------
                                                                      (5,137,320)
                                                                    -------------
Net change in unrealized appreciation (depreciation) on:
   Investment transactions                                              (509,426)
   Financial futures transactions                                        272,841
   Foreign currency transactions                                        (407,175)
   Short sales                                                           (43,837)
                                                                    -------------
                                                                        (687,597)
                                                                    -------------
Net loss on investments                                               (5,824,917)
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 3,480,316
                                                                    -------------
                                                                    -------------

    22                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months            Year
                                                     Ended              Ended
                                                 June 30, 2002    December 31, 2001
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                         $   9,305,233      $  18,687,575
   Net realized loss on investment and foreign
      currency transactions                         (5,137,320)        (2,421,762)
   Net change in unrealized appreciation
      (depreciation) of investments and
      foreign currencies                              (687,597)         2,332,251
                                                 -------------    -----------------
   Net increase in net assets resulting from
      operations                                     3,480,316         18,598,064
                                                 -------------    -----------------
Dividends (Note 1)
   Dividends from net investment income
      Class A                                       (2,656,446)        (4,802,274)
      Class B                                       (4,787,886)        (9,782,725)
      Class C                                         (475,966)          (728,171)
      Class Z                                       (1,401,054)        (3,525,567)
                                                 -------------    -----------------
                                                    (9,321,352)       (18,838,737)
                                                 -------------    -----------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                    75,011,083        170,142,281
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends                                      7,453,844         15,907,385
   Cost of shares reacquired                       (56,358,222)      (132,394,736)
                                                 -------------    -----------------
   Net increase in net assets from Fund share
      transactions                                  26,106,705         53,654,930
                                                 -------------    -----------------
Total increase                                      20,265,669         53,414,257
NET ASSETS
Beginning of period                                341,679,840        288,265,583
                                                 -------------    -----------------
End of period(a)                                 $ 361,945,509      $ 341,679,840
                                                 -------------    -----------------
                                                 -------------    -----------------
------------------------------
(a) Includes undistributed net investment
    income of                                    $          --      $     377,323
                                                 -------------    -----------------

    See Notes to Financial Statements                                     23

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Total Return Bond Fund, Inc. (the 'Fund'), formerly known as Prudential Diversified Bond Fund, Inc., which was incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund's investment adviser. This means we allocate assets primarily among debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    Securities listed on a securities exchange are
valued at the last sales price on the day of valuation, or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day as provided by a pricing service. Corporate bonds and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing service. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer. Options on securities and indices traded on an exchange are valued at the average of the most recently quoted bid and asked prices provided by the respective exchange and futures contracts and options thereon are valued at the last sales price as of the close of business of the exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange;

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should
                                                                          25

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Dollar Rolls:    The Fund may enter into mortgage dollar rolls in which
the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales and proceeds and the lower repurchase price is recorded as interest income. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, in respect of dollar rolls.

      Short Sales:    The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. Upon initial adoption, the Fund was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. The current adjustments for the six months ended June 30, 2002 resulted in a decrease to net investment income of $16,119, an increase of realized gain of $326,210 and an increase to unrealized appreciation on investments of $310,091. The cumulative adjustment upon adoption through December 31, 2001 resulted in a decrease of undistributed net investment income and a decrease to unrealized depreciation on investments of $450,061.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Securities Lending:    The Fund may lend its portfolio securities to
qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities in the form of interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income monthly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and
                                                                          27

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Fund.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2002, such expenses under the Plans were .25 of 1% of the average daily net assets of Class A shares and .75 of 1% of the average daily net assets of Class C shares. Effective January 1, 2002, PIMS discontinued its waiver fee of .25 of 1% of the average daily net assets for Class B shares only. For the six months ended June 30, 2002, such expenses were 1% of the average daily net assets.

      PIMS has advised the Fund that it has received approximately $141,000 and $22,000 in front-end sales charges resulting from the sale of Class A and Class C shares, respectively, for the six months ended June 30, 2002. From these fees, PIMS paid a substantial part of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2002, it received approximately $167,000 and $6,000 in contingent deferred sales charges imposed upon redemptions by Class B and Class C shareholders, respectively.

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with a group of banks. The amount of the commitment was $500 million from January 1, 2002 through May 2, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the banks' commitment to $800 million and allows the Funds to increase commitment to $1 billion, if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% on the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2002.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and a wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2002, the Fund incurred fees of approximately $309,000 for the services of PMFS. As of June 30, 2002, approximately $52,000 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

      Effective November 1, 2001, the Fund pays networking fees to Prudential Securities, Inc. ('PSI'), an affiliate and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the period was approximately $16,000 and is included in the transfer agent's fees and expenses in the Statement of Operations.

      Investments in the Core Funds:    The Fund invests in the Taxable Money
Market Series (the 'Fund'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2002, the Fund earned approximately $734,000 and $1,879,000 from the Series by investing its excess cash and collateral from securities lending, respectively.
                                                                          29

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 2002, aggregated $946,735,027 and $915,766,175, respectively.

      The average balance of dollar roll outstanding during the period ended was approximately $66,331,000. The amount of dollar rolls outstanding at June 30, 2002 was $72,002,814 (principal $71,000,000), which is 12.5% of total assets.

      As of June 30, 2002, the Fund had securities on loan with aggregated market value of $23,672,533. The Fund received $24,214,011 in cash as collateral for securities on loan which it used to purchase highly liquid short-term investments in accordance with the Fund's securities lending procedures.

      During the six months ended June 30, 2002, the Fund entered into financial futures contracts. Details of financial future contracts at June 30, 2002, are as follows:

                                                      Value at      Value at       Unrealized
Number of                               Expiration    June 30,        Trade       Appreciation
Contracts             Type                 Date         2002          Date       (Depreciation)
---------   -------------------------   -----------  -----------   -----------   --------------
            Short Position:
   300      2-yr. U.S. Treasury Note    Sept. 2002   $31,495,313   $31,214,064     $ (281,249)
            Long Position:
   228      5-yr. U.S. Treasury Note    Sept. 2002    24,492,188    24,087,754        404,434
    41      10-yr. U.S. Treasury Note   Sept. 2002     4,396,609     4,320,695         75,914
    17      20-yr. U.S. Treasury Bond   Sept. 2002     1,747,281     1,710,758         36,523
                                                                                 --------------
                                                                                   $  235,622
                                                                                 --------------
                                                                                 --------------

      At June 30, 2002, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:

Foreign Currency                       Current Value at     Settlement Date        Unrealized
Purchase Contracts                      June 30, 2002          Receivable         Appreciation
-----------------------------------    ----------------     ----------------     --------------
Canadian Dollar, expiring 7/10/02        $    112,715         $    110,953         $    1,762
                                       ----------------     ----------------     --------------
                                       ----------------     ----------------     --------------
Foreign Currency                       Current Value at     Settlement Date        Unrealized
Sale Contracts                          June 30, 2002          Receivable         Depreciation
-----------------------------------    ----------------     ----------------     --------------
Canadian Dollar, expiring 7/10/02        $  3,931,423         $  3,869,979         $  (61,444)
Euros, expiring 7/24/02                     8,844,897            8,517,734           (327,163)
                                       ----------------     ----------------     --------------
                                         $ 12,776,320         $ 12,387,713         $ (388,607)
                                       ----------------     ----------------     --------------
                                       ----------------     ----------------     --------------

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 5. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 2001 of approximately $15,564,000 of which $193,000 expiring in 2006, $8,534,000 expires in 2007 and $6,837,000 expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Fund has elected to treat net capital losses of approximately $7,400,000 and net foreign currency losses of approximately $44,000 incurred in the two months ended December 31, 2001, as having been incurred in the current fiscal year.
      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2002 were as follows:

                                                           Net
  Tax Basis                                            Unrealized
of Investments    Appreciation      Depreciation      Appreciation
--------------   ---------------   ---------------   ---------------           ---
 $491,432,379      $8,184,336       $(6,472,574)       $1,711,762

      The differences between book and tax basis was attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, B, C and Z shares.
                                                                          31

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended June 30, 2002:
Shares sold                                                   2,029,990    $ 25,354,712
Shares issued in reinvestment of distributions                  165,903       2,072,891
Shares reacquired                                            (2,030,017)    (25,342,602)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    165,876       2,085,001
Shares issued upon conversion from Class B                      537,402       6,704,354
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   703,278    $  8,789,355
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 2001:
Shares sold                                                   4,334,134    $ 55,733,015
Shares issued in reinvestment of distributions                  309,337       3,962,978
Shares reacquired                                            (2,872,469)    (36,818,850)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  1,771,002      22,877,143
Shares issued upon conversion from Class B                      306,405       3,920,891
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 2,077,407    $ 26,798,034
                                                             ----------    ------------
                                                             ----------    ------------
Class B
----------------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                                   2,238,804    $ 27,976,901
Shares issued in reinvestment of distributions                  300,448       3,753,869
Shares reacquired                                            (1,426,674)    (17,824,931)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  1,112,578      13,905,839
Shares reacquired upon conversion into Class A                 (537,402)     (6,704,354)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   575,176    $  7,201,485
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 2001:
Shares sold                                                   4,705,334    $ 60,545,928
Shares issued in reinvestment of distributions                  621,356       7,959,698
Shares reacquired                                            (2,408,048)    (30,854,489)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                  2,918,642      37,651,137
Shares reacquired upon conversion into Class A                 (306,405)     (3,920,891)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                 2,612,237    $ 33,730,246
                                                             ----------    ------------
                                                             ----------    ------------

       Prudential Total Return Bond Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class C                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended June 30, 2002:
Shares sold                                                     408,581    $  5,104,190
Shares issued in reinvestment of distributions                   28,710         358,689
Shares reacquired                                              (233,184)     (2,915,015)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    204,107       2,547,864
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 2001:
Shares sold                                                     929,757    $ 11,980,803
Shares issued in reinvestment of distribution                    44,443         569,237
Shares reacquired                                              (393,043)     (5,051,162)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                   581,157    $  7,498,878
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
----------------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                                   1,328,248    $ 16,575,280
Shares issued in reinvestment of distributions                  101,601       1,268,395
Shares reacquired                                              (822,863)    (10,275,674)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    606,986       7,568,001
                                                             ----------    ------------
                                                             ----------    ------------
Year ended December 31, 2001:
Shares sold                                                   3,263,398    $ 41,882,535
Shares issued in reinvestment of distribution                   267,001       3,415,472
Shares reacquired                                            (4,663,840)    (59,670,235)
                                                             ----------    ------------
Net increase (decrease) in shares outstanding                (1,133,441)   $(14,372,228)
                                                             ----------    ------------
                                                             ----------    ------------

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.59
                                                                      --------
Income from investment operations
Net investment income                                                      .32
Net realized and unrealized gain (loss) on investment
   transactions                                                           (.19)
                                                                      --------
   Total from investment operations                                        .13
                                                                      --------
Less distributions
Dividends from net investment income                                      (.34)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                      --------
      Total distributions                                                 (.34)
                                                                      --------
Net asset value, end of period                                        $  12.38
                                                                      --------
                                                                      --------
TOTAL RETURN(b)                                                           1.13%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $ 97,954
Average net assets (000)                                              $ 92,663
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.11%(d)
   Expenses, excluding distribution and service (12b-1) fees               .86%(d)
   Net investment income                                                  5.77%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 270%

------------------------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    34                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                              Class A
----------------------------------------------------------------------------------------------------
                                      Year Ended December 31,
----------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------
    $  12.54             $  12.35             $  13.23             $  13.41             $  13.57
    --------             --------             --------             --------             --------
         .79                  .81                  .83(a)               .85(a)               .98(a)
         .06                  .20                 (.86)                (.18)                 .07
    --------             --------             --------             --------             --------
         .85                 1.01                 (.03)                 .67                 1.05
    --------             --------             --------             --------             --------
        (.80)                (.82)                (.82)                (.85)                (.98)
          --                   --                 (.03)                  --(c)              (.02)
          --                   --                   --                   --                 (.21)
    --------             --------             --------             --------             --------
        (.80)                (.82)                (.85)                (.85)               (1.21)
    --------             --------             --------             --------             --------
    $  12.59             $  12.54             $  12.35             $  13.23             $  13.41
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        6.84%                8.60%                (.23)%               5.14%                7.96%
    $ 90,733             $ 64,289             $ 62,660             $ 59,186             $ 41,051
    $ 77,996             $ 59,196             $ 61,661             $ 51,915             $ 34,994
        1.18%                1.24%                1.00%(a)              .90%(a)              .82%(a)
         .93%                 .99%                 .75%(a)              .75%(a)              .67%(a)
        6.11%                6.73%                6.41%(a)             6.36%(a)             7.14%(a)
         375%                 218%                 236%                 304%                 334%

    See Notes to Financial Statements                                     35

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $  12.59
                                                                  ----------------
Income from investment operations
Net investment income                                                      .28
Net realized and unrealized gain (loss) on investment
   transactions                                                           (.19)
                                                                  ----------------
      Total from investment operations                                     .09
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.30)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                  ----------------
      Total distributions                                                 (.30)
                                                                  ----------------
Net asset value, end of period                                        $  12.38
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b)                                                            .79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $193,018
Average net assets (000)                                              $191,912
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.86%(d)(e)
   Expenses, excluding distribution and service (12b-1) fees               .86%(d)
   Net investment income                                                  5.02%(d)

------------------------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.
(e) Effective January 1, 2002, the Distributor discontinued its waiver of .25 of 1% of the average daily net assets.

    36                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  12.53             $  12.35             $  13.23             $  13.41             $  13.58
----------------     ----------------     ----------------     ----------------     ----------------
         .73                  .75                  .77(a)               .77(a)               .89(a)
         .07                  .19                 (.86)                (.18)                 .06
----------------     ----------------     ----------------     ----------------     ----------------
         .80                  .94                 (.09)                 .59                  .95
----------------     ----------------     ----------------     ----------------     ----------------
        (.74)                (.76)                (.76)                (.77)                (.89)
          --                   --                 (.03)                  --(c)              (.02)
          --                   --                   --                   --                 (.21)
----------------     ----------------     ----------------     ----------------     ----------------
        (.74)                (.76)                (.79)                (.77)               (1.12)
----------------     ----------------     ----------------     ----------------     ----------------
    $  12.59             $  12.53             $  12.35             $  13.23             $  13.41
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        6.41%                7.97%                (.72)%               4.51%                7.24%
    $188,996             $155,401             $170,706             $186,659             $157,501
    $172,035             $157,836             $183,188             $172,326             $144,620
        1.68%                1.74%                1.50%(a)             1.50%(a)             1.42%(a)
         .93%                 .99%                 .75%(a)              .75%(a)              .67%(a)
        5.64%                6.20%                5.91%(a)             5.76%(a)             6.54%(a)

    See Notes to Financial Statements                                     37

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.59
                                                                      --------
Income from investment operations
Net investment income                                                      .29
Net realized and unrealized gain (loss) on investment
   transactions                                                           (.19)
                                                                      --------
      Total from investment operations                                     .10
                                                                      --------
Less distributions
Dividends from net investment income                                      (.31)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                      --------
      Total distributions                                                 (.31)
                                                                      --------
Net asset value, end of period                                        $  12.38
                                                                      --------
                                                                      --------
TOTAL RETURN(b)                                                            .90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $ 19,515
Average net assets (000)                                              $ 18,175
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.61%(d)
   Expenses, excluding distribution and service (12b-1) fees               .86%(d)
   Net investment income                                                  5.27%(d)

------------------------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    38                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  12.53              $12.35               $13.23               $13.41               $13.58
    --------             -------              -------              -------              -------
         .72                 .76                  .77(a)               .77(a)               .89(a)
         .08                 .19                 (.86)                (.18)                 .06
    --------             -------              -------              -------              -------
         .80                 .95                 (.09)                 .59                  .95
    --------             -------              -------              -------              -------
        (.74)               (.77)                (.76)                (.77)                (.89)
          --                  --                 (.03)                  --(c)              (.02)
          --                  --                   --                   --                 (.21)
    --------             -------              -------              -------              -------
        (.74)               (.77)                (.79)                (.77)               (1.12)
    --------             -------              -------              -------              -------
    $  12.59              $12.53               $12.35               $13.23               $13.41
    --------             -------              -------              -------              -------
    --------             -------              -------              -------              -------
        6.41%               8.13%                (.72)%               4.51%                7.24%
    $ 17,272              $9,909               $9,257               $9,282               $6,005
    $ 12,928              $8,822               $9,696               $7,390               $4,747
        1.68%               1.74%                1.50%(a)             1.50%(a)             1.42%(a)
         .93%                .99%                 .75%(a)              .75%(a)              .67%(a)
        5.59%               6.19%                5.91%(a)             5.76%(a)             6.54%(a)

    See Notes to Financial Statements                                     39

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                   June 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                  $  12.58
                                                                      --------
Income from investment operations
Net investment income                                                      .34
Net realized and unrealized gain (loss) on investment
   transactions                                                           (.18)
                                                                      --------
      Total from investment operations                                     .16
                                                                      --------
Less distributions
Dividends from net investment income                                      (.36)
Distributions in excess of net investment income                            --
Distributions from net realized gains                                       --
                                                                      --------
      Total distributions                                                 (.36)
                                                                      --------
Net asset value, end of period                                        $  12.38
                                                                      --------
                                                                      --------
TOTAL RETURN(b)                                                           1.25%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                       $ 51,458
Average net assets (000)                                              $ 46,995
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees               .86%(d)
   Expenses, excluding distribution and service (12b-1) fees               .86%(d)
   Net investment income                                                  6.00%(d)

------------------------------
(a) Net of expense subsidy and/or fee waiver.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Less than $.005 per share.
(d) Annualized.

    40                                     See Notes to Financial Statements

       Prudential Total Return Bond Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class Z
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  12.52             $  12.34             $  13.22             $  13.40             $  13.57
    --------             --------             --------             --------             --------
         .83                  .84                  .86(a)               .87(a)              1.00(a)
         .06                  .19                 (.86)                (.18)                 .06
    --------             --------             --------             --------             --------
         .89                 1.03                   --                  .69                 1.06
    --------             --------             --------             --------             --------
        (.83)                (.85)                (.85)                (.87)               (1.00)
          --                   --                 (.03)                  --(c)              (.02)
          --                   --                   --                   --                 (.21)
    --------             --------             --------             --------             --------
        (.83)                (.85)                (.88)                (.87)               (1.23)
    --------             --------             --------             --------             --------
    $  12.58             $  12.52             $  12.34             $  13.22             $  13.40
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
        7.19%                8.81%                 .01%                5.30%                8.05%
    $ 44,679             $ 58,667             $ 50,215             $ 52,879             $ 47,519
    $ 54,052             $ 50,576             $ 51,729             $ 48,988             $ 36,750
         .93%                 .99%                 .75%(a)              .75%(a)              .67%(a)
         .93%                 .99%                 .75%(a)              .75%(a)              .67%(a)
        6.46%                6.94%                6.67%(a)             6.51%(a)             7.29%(a)

    See Notes to Financial Statements                                     41

Prudential Total Return Bond Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-----------------------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                            www.prudential.com    (800) 225-1852

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
----------------------------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
    Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
    Money Market Series

 *This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with Prudential mutual funds.

Prudential Total Return Bond Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS
RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
 While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
    Class A     PDBAX    74438M108
    Class B     PRDBX    74438M207
    Class C     PDBCX    74438M306
    Class Z     PDBZX    74438M405

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered
by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2002, were not audited and, accordingly, no auditor's opinion is expressed on them.

PRUDENTIAL (LOGO)

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
    Class A     PDBAX    74438M108
    Class B     PRDBX    74438M207
    Class C     PDBCX    74438M306
    Class Z     PDBZX    74438M405

MF166E2    IFS-A073271

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.